EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022
Earnings per share [abstract]
Net earnings - basic and diluted	$ 541,540	$ 607,183
Basic earnings per share:
Basic weighted average number of common shares outstanding (in shares)	184,128,000	197,014,000
Basic earnings per share (in dollars per share)	$ 2.94	$ 3.08
Diluted earnings per share:
Basic weighted average number of common shares outstanding (in shares)	184,128,000	197,014,000
Plus dilutive impact of stock options, Treasury RSUs and common shares held in trust (in shares)	404,000	581,000
Diluted weighted average number of common shares outstanding (in shares)	184,532,000	197,595,000
Diluted earnings per share (in dollars per share)	$ 2.93	$ 3.07